Operating segments - Operating segments, narrative (Details) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 segment	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€) segment	Dec. 31, 2015 EUR (€) customer segment
Disclosure of major customers [line items]
Number of operating segments | segment	2	2	2	2
Number of reportable segments | segment		2	2	2
Revenue		€ 1,177,210	€ 1,030,094	€ 1,111,776
Rubber
Disclosure of major customers [line items]
Revenue		752,639	644,217	€ 730,288
Number of largest customers | customer				2
Rubber | Customer Number One
Disclosure of major customers [line items]
Revenue		€ 127,805	€ 102,699	€ 120,609
Rubber | Customer Number Two
Disclosure of major customers [line items]
Revenue				€ 110,387